Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Cash flows from operating activities:
Net earnings (loss)	$ (76,536)	$ (29,137)	$ (14,349)	$ 61,272	$ 46,427	$ 49,907	$ 73,375
Reconciliation of net earnings (loss) to net cash provided by operating activities:
Goodwill impairment	29,316	0	29,316	0
Depreciation and amortization expense	36,979	23,309	74,346	47,252	98,579	84,202	83,344
Gain (Loss) on Sale of Assets and Asset Impairment Charges	14,917	961	17,441	2,375
Non-cash employee stock ownership plan compensation charge	5,256	4,374	8,397	8,162	24,713	21,789	15,769
Non-cash stock and unit-based compensation charge	8,122	16,112	5,666	16,430	25,982	24,508	13,545
Loss on disposal of assets					7,099	6,486	10,421
Loss on extinguishment of debt					0	6,526	0
Change in fair value of contingent consideration	(100)	(1,800)	(100)	(6,300)	(6,300)	5,000
Provision for doubtful accounts	952	967	952	1,859	3,419	3,419	2,066
Deferred tax expense (benefit)	280	216	88	157	270	88	133
Other	1,304	754	2,321	1,479	2,921	4,898	4,067
Changes in operating assets and liabilities, net of effects from business acquisitions:
Accounts and notes receivable, net of securitization	9,200	(2,873)	(77,782)	(96,797)	(1,739)	(48,087)	(5,901)
Inventories	675	(31,589)	4,280	13,696	49,050	(28,738)	15,869
Increase (Decrease) in Other Current Liabilities	(1,504)	(2,069)	(26,685)	(9,904)
Prepaid expenses and other current assets	6,114	(17,090)	9,073	(38,426)	(24,934)	(3,994)	6,143
Increase (Decrease) in Other Noncurrent Liabilities	3,134	(2,778)	2,651	(11,817)
Accounts payable	(20,139)	5,141	29,266	32,126	(1,547)	16,279	508
Accrued interest expense	24,676	16,146	(420)	47	5,099	(7,611)	(151)
Other current liabilities					8,250	8,674	6,454
Other liabilities					(20,801)	(1,896)	303
Net cash provided by (used in) operating activities	42,646	(19,356)	64,461	21,611	216,488	141,450	225,945
Cash flows from investing activities:
Business acquisitions, net of cash acquired	0	(68,655)	(12,718)	(68,655)	(78,927)	(162,019)	(37,186)
Capital expenditures	(25,607)	(17,562)	(39,461)	(29,413)	(72,481)	(52,572)	(40,910)
Payments for (proceeds from) other investing activities	14	0	28	0
Proceeds from sale of assets	3,575	1,417	6,441	2,729	5,905	4,524	9,980
Other	(14)	0	(28)	0	(14)	(23)	0
Net cash used in investing activities	(22,046)	(84,800)	(45,766)	(95,339)	(145,517)	(210,090)	(68,116)
Cash flows from financing activities:
Distributions	(52,493)	(42,200)	(158,907)	(92,332)	(607,875)	(178,426)	(177,170)
Capital contribution	30	42,655	30	42,655	51,047	51,626	809
Proceeds from increase in long-term debt	21,321	83,044	92,959	90,643	628,134	750,351	58,356
Payments on long-term debt	(4,380)	(44,388)	(6,149)	(45,063)	(119,457)	(569,841)	(3,912)
Net additions to (reductions in) short-term borrowings	20,072	52,711	10,881	(2,088)	5,800	19,465	(45,676)
Net additions to collateralized short-term borrowings		14,000		84,000		9,000	8,000
Repayments of Other Short-term Debt	(2,000)		49,000		(21,000)
Cash paid for financing costs	(142)	(182)	(398)	(204)	(10,301)	(11,414)	0
Cash contributions from partners in connection with common unit issuances	30	42,655	30	42,655
Net cash provided by (used in) financing activities	(17,592)	105,640	(12,584)	77,611	(73,652)	70,761	(159,593)
Effect of exchange rate changes on cash	0	(2)	0	(2)	(2)	(145)	(147)
Increase (decrease) in cash and cash equivalents	3,008	1,482	6,111	3,881	(2,683)	1,976	(1,911)
Cash and cash equivalents - beginning of year	5,600	8,283	5,600	8,283	8,283	6,307	8,218
Cash and cash equivalents - end of year	$ 8,608	$ 9,765	$ 11,711	$ 12,164	$ 5,600	$ 8,283	$ 6,307